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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_] Amendment No.: _________________________

This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylock XI GP Limited Partnership
Address: One Brattle Square, 4th Floor
         Cambridge, MA 02138

Form 13F File Number: 028-13227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Donald A. Sullivan
Title:   Administrative Partner
Phone:   (781) 622-2200

Signature, place and date of signing:

/s/ Donald A. Sullivan    Cambridge, MA    February 27, 2013
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Explanatory note:

The purpose of this amendment is to provide notification that on February 14, 2013, a Form 13F-HR was inadvertently submitted under the incorrect CIK 0001136545. Please disregard the submission assigned SEC Accession Number 0001193125-13-056197.

The filing was subsequently filed under the correct CIK 0001351699 for Greylock XI GP Limited Partnership and assigned SEC Accession Number
0001193125-13-074370.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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